Significant accounting judgments, estimates and assumptions (Details Narrative) - Motor vehicles [member]	12 Months Ended
Mar. 31, 2021
Disclosure of fair value measurement of assets [line items]
Lease Term of Contract	5 years
Bottom of range [member]
Disclosure of fair value measurement of assets [line items]
Lease Renewal Term With Shorter Non-Cancellable Period	3 years
Lease Renewal Term With Longer Non-Cancellable Period	10 years
Top of range [member]
Disclosure of fair value measurement of assets [line items]
Lease Renewal Term With Shorter Non-Cancellable Period	5 years
Lease Renewal Term With Longer Non-Cancellable Period	15 years